EXHIBIT 99.3

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2016-A
Monthly Servicer's Statement
for the month ended February 28, 2017

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	64.00%
From	01-Feb-17	15-Feb-17	15-Mar-17	Floating Allocation Percentage at Month-End	55.80%
To	28-Feb-17	15-Mar-17
Days	28

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2016-A balances were:		Payment Date	Period	Period
		6/17/2019	12/1/2018	No
Notes	$1,600,000,000.00
A1	850,000,000.00
A2	750,000,000.00
Principal Amount of Debt	1,600,000,000.00		Accumulation Account
Required Overcollateralization	$375,318,000.00		Beginning	-
Required Overcollateralization Increase - MPR < 35%	$0.00		Payout	-
Required Overcollateralization Increase - MPR < 30%	$0.00		Additions	-
Incremental Overcollateralization Amount	$0.00		Ending Balance	-
Series Nominal Liquidation Amount	1,975,318,000.00
			Distributions to Investors
Required Participation Amount	$1,975,318,000.00		A1 Days	28
Excess Receivables	$1,663,602,288.64		A1 LIBOR	0.770000%
			A1 Applicable Margin	0.640000%
Total Collateral	3,638,920,288.64			1.410000%

Collateral as Percent of Notes	227.43%		A2 Days	30
			A2 Fixed Rate	1.54%

NMOTR Trust Pool Activity				Actual	Per $1000
During the past Collection Period, the following activity occurred:			Interest A1	932,166.67	0.93
			Principal A1	-	-
	NMOTR
	Total Pool				0.93
Beginning Gross Principal Pool Balance	$6,073,236,710.33					1.47%
Total Principal Collections	$(1,873,818,073.28)			Actual	Per $1000
Investment in New Receivables	$2,169,872,471.20		Interest A2	962,500.00	0.96
Receivables Added for Additional Accounts	$0.00		Principal A2	-	-
Repurchases	$(53,967,565.01)
Principal Default Amounts	$0.00				0.96
Principal Reallocation	$0.00		Total Due Investors	1,894,666.67
New Series Issued During Collection Period	$0.00		Servicing Fee	1,646,098.33
Less Net CMA Offset	$(625,279,358.03)		Excess Cash Flow	1,709,079.67
Less Servicing Adjustment	$(4,231,234.21)
Ending Balance	$5,685,812,951.00

SAP for Next Period	64.00%		Reserve Account

Average Receivable Balance	$5,572,093,487.77		Required Balance	$8,000,000.00
Monthly Payment Rate	33.63%		Current Balance	$8,000,000.00
			Deficit/(Excess)	$-
Interest Collections
During the past collection period, the following activity occurred:

	NMOTR		'Status Trigger'
	Total Pool
Total Interest Collections	$14,700,505.92			Threshold	Actual
Principal Reallocations	0.00		Status Percentage	10.2%	0.68%
Recoveries on Receivables Written Off	0.00
Total Available	$14,700,505.92		Pass / Fail	PASS